Virtus KAR Capital Growth Fund,

Virtus KAR Mid-Cap Growth Fund

and Virtus SGA Global Growth Fund,

each a series of Virtus Equity Trust

Supplement dated July 1, 2019 to the Statement of

Additional Information (“SAI”) dated June 12, 2019, as supplemented

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED JULY 1, 2019 TO THE

ABOVE-REFERENCED SAI. THIS SUPPLEMENT CORRECTS A

TYPOGRAPHICAL ERROR IN THE EARLIER SUPPLEMENT.

Important Notice to Investors

Effective July 1, 2019, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 77-78 of the funds’ SAI, the second table is hereby revised by replacing the information for each of the funds as follows:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Through Date
Capital Growth Fund	1.47%	2.22%	1.22%	0.73%	January 31, 2020
Global Growth Fund	1.38%	2.13%	1.13%	0.90%	May 31, 2021
Mid-Cap Growth Fund	1.40%	2.15%	1.15%	0.83%	January 31, 2020

Investors should retain this supplement with the SAI for future reference.

VET 8019B SAI/3FundsNewR6ExpCaps (7/2019)